DEPOSITS (Details Narrative) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 01, 2022	Sep. 28, 2022
Disclosure Deposits Abstract
Security deposit				$ 16,942	$ 16,942
Balance amount	$ 16,942	$ 16,942	$ 16,942